Restricted Net Asset Parent Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Restricted Net Asset Parent Only Financial Information
Condensed Balance Sheets

	December 31, 2013	December 31, 2014
	RMB	RMB	US$
ASSETS

Current assets:
Cash	4,504	1,900	306
Amounts due from related parties	2,126,459	2,609,928	420,644
Prepaid expenses and other current assets	183,723	171,314	27,611
Total current assets	2,314,686	2,783,142	448,561
Investments and loans to subsidiaries	810,971	—	—
Total assets	3,125,657	2,783,142	448,561

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Short-term borrowings	212,038	212,807	34,298
Amounts due to related parties	2,283,184	2,617,668	421,891
Other current liabilities and accrued expenses	122,415	28,191	4,544
Total current liabilities	2,617,637	2,858,666	460,733
Non-current liabilities:
Deficit subsidiaries	—	141,840	22,860
Total liabilities	2,617,637	3,000,506	483,593

Shareholders’ equity:
Ordinary shares —
Par value: US$0.01
Authorized shares: 1,000,000,000
Issued shares: 162,490,478 and 187,490,478 as of December 31, 2013 and 2014, respectively
Outstanding shares: 156,763,770 and 181,763,770 as of December 31, 2013 and 2014, respectively	12,252	13,791	2,223
Additional paid-in capital	6,684,145	7,234,810	1,166,040

Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2013 and 2014, respectively, at cost	(127,331)	(127,331)	(20,522)
Accumulated other comprehensive income	289,889	312,110	50,303
Accumulated deficit	(6,350,935)	(7,650,744)	(1,233,076)
Total shareholders’ equity/(deficit)	508,020	(217,364)	(35,032)

Commitments and contingencies	—	—	—

Total liabilities and shareholders’ equity	3,125,657	2,783,142	448,561

Condensed Statements of Comprehensive Loss

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Selling expenses	131,577	191,343	282,636	45,553
General and administrative expenses	40,068	18,187	37,543	6,051
Research and development expenses	9,120	3,041	4,091	659
Total operating expenses	180,765	212,571	324,270	52,263
Equity in losses of subsidiaries	(2,867,279)	(1,724,346)	(980,267)	(157,990)
Interest expense	(14,967)	(4,244)	(4,328)	(698)
Interest income	35	4	1	—
Foreign currency exchange gain (losses)	(1,436)	(3,511)	8,771	1,414
Other income	—	243	284	46
Loss before income taxes	(3,064,412)	(1,944,425)	(1,299,809)	(209,491)
Income tax expense	—	—	—	—
Net loss	(3,064,412)	(1,944,425)	(1,299,809)	(209,491)
Foreign currency exchange translation adjustment, net of nil tax	96,872	53,575	22,494	3,625
Cash flow hedging derivatives, net of nil tax	1,513	(1,070)	(273)	(44)
Comprehensive loss	(2,966,027)	(1,891,920)	(1,277,588)	(205,910)

Condensed Statements of Cash Flows

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Operating activities:
Net cash used in operating activities	(125,541)	(148,292)	(128,256)	(20,671)

Investing activities:
Investment in subsidiaries	(294,285)	(114,256)	(599,332)	(96,595)
Repayment of amounts due from subsidiaries, net	710,998	368,232	207,712	33,477
Net cash provided by (used in) investing activities	416,713	253,976	(391,620)	(63,118)
Cash flows from financing activities
Proceeds from short-term borrowings	109,191	—	—	—
Repayment of short-term borrowings	(558,165)	(109,891)	—	—
Proceeds from issurance of ordinary shares	—	—	517,272	83,369
Proceeds from exercise of options	—	4,005	—	—
Payment for the repurchase of the convertible senior notes	(7,552)	—	—	—
Payment for share repurchase	(3,493)	—	—	—
Net cash provided by (used in) financing activities	(460,019)	(105,886)	517,272	83,369
Net decrease in cash	(168,847)	(202)	(2,604)	(420)
Cash at beginning of year	173,553	4,706	4,504	726
Cash at end of year	4,706	4,504	1,900	306

Non-cash investing and financing transactions:
Conversion of senior secured convertible notes to ordinary shares	130,127	—	—	—